Nature of business and summary of significant accounting policies - Allowance for Doubtful Accounts (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature of business and summary of significant accounting policies [Abstract]
Allowance for doubtful accounts (less than)	$ 0.1	$ 0.1	$ 0.0